Schedule of Notes Payable to Related Parties Loan (Details) - USD ($)							12 Months Ended
	May 18, 2023	May 17, 2023	May 05, 2023	Apr. 17, 2023	Aug. 27, 2021	Jul. 10, 2021	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Interest rate	17.97%
Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date	May 17, 2024
Interest rate	17.97%
Ajesh Kapoor [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date		Feb. 01, 2026	Feb. 01, 2026		Aug. 26, 2026	Jul. 10, 2026
Interest rate		10.00%	10.00%		9.00%	9.00%
Balance		$ 165,000	$ 50,000		$ 235,000	$ 150,000
Vivek Seghal [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date				Feb. 01, 2026
Interest rate				10.00%
Balance				$ 50,000
Vivek Seghal [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date							Oct. 13, 2023
Interest rate							10.00%
Balance							$ 50,000
Issue date							Apr. 17, 2023
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance								$ 650,000
Less: current portion of notes payable to related parties								265,000
Notes payable to related parties, net of current portion							$ 385,000	$ 385,000
Related Party [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance							650,000
Less: current portion of notes payable to related parties							265,000
Notes payable to related parties, net of current portion							$ 385,000
Ajesh Kapoor One [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date							Jul. 10, 2026
Interest rate							9.00%
Balance							$ 150,000
Issue date							Jul. 10, 2021
Ajesh Kapoor Two [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date							Aug. 26, 2026
Interest rate							9.00%
Balance							$ 235,000
Issue date							Aug. 27, 2021
Ajesh Kapoor Three [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date							May 04, 2024
Interest rate							10.00%
Balance							$ 50,000
Issue date							May 05, 2023
Ajesh Kapoor Four [Member] | Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date							May 16, 2024
Interest rate							10.00%
Balance							$ 165,000
Issue date							May 17, 2023